Fees Summary	Feb. 04, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 332,804,329.83
Previously Paid Amount	0.00
Total Fee Amount	45,960.28
Total Offset Amount	0.00
Net Fee	$ 45,960.28